Document And Entity Information	Jan. 10, 2024
Document Information Line Items
Entity Registrant Name	COYNI, INC.
Trading Symbol	N/A
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Coyni, Inc. (the “Company”) files this amendment to its Form 8-K dated November 6, 2023 in order to provide updated information regarding amendments made to the Stock Purchase Agreement dated April 17, 2023, as subsequently amended on December 27, 2023. This amendment is being filed to reflect the accurate amount of shares sold in connection with the aforementioned Stock Purchase Agreement.
Entity Central Index Key	0000768216
Document Period End Date	Jan. 10, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV
Entity File Number	000-22711
Entity Tax Identification Number	76-0640970
Entity Address, Address Line One	3131 Camino Del Rio N, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(855)
Local Phone Number	201-1613
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE